Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (147,292)	$ 166,821	$ 122,653
Add (deduct) adjustments to reconcile net income to cash flows from operating activities
Depreciation, amortization and accretion	836,532	1,018,077	813,626
Bad debts expense	107,861	105,629	74,695
Stock-based compensation expense	35,793	30,338	41,871
Deferred income taxes, net	71,713	(67,150)	58,785
Equity in earnings of unconsolidated entities	(131,965)	(132,714)	(92,867)
Distributions from unconsolidated entities	112,349	127,929	84,884
Loss on impairment of assets	87,802		515
(Gain) loss on asset disposals, net	26,531	30,841	19,741
(Gain) loss on sale of business and other exit costs, net	(15,846)	(300,656)	21,061
(Gain) loss on investments		(14,547)	3,718
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Noncash interest expense	1,642	2,463	(572)
Other operating activities	(641)	612	1,393
Changes in assets and liabilities from operations
Accounts receivable	17,629	(293,729)	(81,107)
Equipment installment plans receivable	(188,829)	(591)
Inventory	(29,149)	(83,536)	(29,917)
Accounts payable	(117,264)	86,028	(12,332)
Customer deposits and deferred revenues	33,952	66,460	32,981
Accrued taxes	(122,921)	17,388	77,458
Accrued interest	1,277	380	(891)
Other assets and liabilities	(71,369)	(9,954)	(30,523)
Cash flows from operating activities	394,812	494,610	1,105,172
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(799,496)	(883,797)	(995,517)
Cash paid for acquisitions and licenses	(295,253)	(314,570)	(163,382)
Cash received from divestitures	187,645	811,120	50,182
Cash paid for investments			(120,000)
Cash received for investments	50,000	115,000	243,444
Federal Communications Commission deposit	(60,000)
Other investing activities	7,360	11,594	(12,796)
Cash flows from investing activities	(909,744)	(260,653)	(998,069)
Cash flows from financing activities
Issuance of long-term debt	275,000	37	195,358
Repayment of borrowing under revolving credit facility	(150,000)
Borrowing under revolving credit facility	150,000
TDS Common Shares reissued for benefit plans, net of tax payments	(2,019)	9,654	(1,119)
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	830	5,784	(2,205)
Repurchase of TDS Common Shares	(39,096)	(9,692)	(20,026)
Repurchase of U.S. Cellular Common Shares	(18,943)	(18,544)	(20,045)
Dividends paid to TDS shareholders	(58,040)	(55,293)	(53,165)
U.S. Cellular dividends paid to noncontrolling public shareholders		(75,235)
Payment of debt issuance costs	(10,215)	(23)	(8,242)
Distributions to noncontrolling interests	(627)	(3,766)	(20,856)
Payments to acquire additional interest in subsidiaries		(4,505)	(3,167)
Other financing activities	9,929	7,159	3,570
Cash flows from financing activities	156,819	(144,424)	70,103
Net increase (decrease) in cash and cash equivalents	(358,113)	89,533	177,206
Cash and cash equivalents
Beginning of period	830,014	740,481	563,275
End of period	$ 471,901	$ 830,014	$ 740,481